Changes in Equity and Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Issued Capital and Treasury Shares

The tables below summarize the changes in issued capital and treasury shares during 2017:

ISSUED CAPITAL	Issued capital
	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

TREASURY SHARES	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	85.5	(8 980)	(1 452)
Changes during the period	—	—	—

	85.5	(8 980)	(1 452)

The tables below summarize the changes in issued capital and treasury shares during 2016:

Issued capital
FORMER AB INBEV – PRE MERGER	Million shares	Million US dollar

At the end of the previous year and pre-merger	1 608	1 736

	1 608	1 736

Issued capital
ISSUED CAPITAL – IMPACT MERGER	Million shares	Million US dollar

6 October capital increase	881	9 528
Cancellation of acquired shares	(470)	—
Share for share exchange former AB InBev	1 608	1 736
Transfer to reserves	—	(9 528)

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

TREASURY SHARES	Treasury shares		Result on the use of treasury shares[16]
	Million shares	Million US dollar	Million US dollar

At the end of the previous year	1.9	(202)	(1 424)
Treasury shares as a result of the Belgian Merger	85.0	(8 953)	—
Other changes during the period	(1.4)	175	(28)

	85.5	(8 980)	(1 452)

Summary of Changes in Other Comprehensive Income Reserves

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation reserves	Hedging reserves	Post-employment benefits	Total OCI reserves

As per 1 January 2017	(14 758)	744	(1 612)	(15 626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 053	—	—	1 053
Cash flow hedges	—	(158)	—	(158)
Re-measurements of post-employment benefits	—	—	(53)	(53)
Total comprehensive income	1 053	(158)	(53)	842

As per 31 December 2017	(13 705)	586	(1 665)	(14 784)

Million US dollar	Translation reserves	Hedging reserves	Post-employment benefits	Total OCI reserves

As per 1 January 2016	(11 493)	(1 217)	(1 400)	(14 110)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 265)	—	—	(3 265)
Foreign exchange contracts recognized in equity in relation to the SAB combination	—	(7 099)	—	(7 099)
Foreign exchange contracts reclassified from equity
in relation to the SAB combination		8 837		8 837
Cash flow hedges	—	223	—	223
Re-measurements of post-employment benefits	—	—	(212)	(212)
Total comprehensive income	(3 265)	1 961	(212)	(1 516)

As per 31 December 2016	(14 758)	744	(1 612)	(15 626)

Million US dollar	Translation reserves	Hedging reserves	Post- employment benefits	Total OCI reserves

As per 1 January 2015	(5 336)	557	(1 447)	(6 226)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(6 157)	—	—	(6 157)
Foreign exchange contracts recognized in equity in relation to the SAB combination	—	(1 738)	—	(1 738)
Cash flow hedges	—	(36)	—	(36)
Re-measurements of post-employment benefits	—	—	47	47
Total comprehensive income	(6 157)	(1 774)	47	(7 884)

As per 31 December 2015	(11 493)	(1 217)	(1 400)	(14 110)

Summary of Basic and Diluted Earnings Per Share

EARNINGS PER SHARE

The calculation of basic earnings per share for the year ended 31 December 2017 is based on the profit attributable to equity holders of AB InBev of 7 996m US dollar (31 December 2016: 1 241m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2017	2016	2015

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 934	1 606	1 607
Effect of restricted shares issued upon the SAB combination	—	94	—
Effect of shares issued and share buyback programs	—	(20)	(2)
Effect of stock lending	14	12	10
Effect of undelivered shares under the deferred share instrument	23	23	23

Weighted average number of ordinary and restricted shares at 31 December	1 971	1 717	1 638

The calculation of diluted earnings per share is based on the profit attributable to equity holders of AB InBev of 7 996m US dollar (31 December 2016: 1 241m US dollar; 31 December 2015: 8 273m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2017	2016	2015

Weighted average number of ordinary and restricted shares at 31 December	1 971	1 717	1 638
Effect of share options and restricted stock units	39	38	30

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 010	1 755	1 668

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2017	2016[17]	2015[1]

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	7 967	4 853	8 513
Exceptional items, before taxes (refer to Note 8)	(662)	(394)	136
Exceptional finance income/(cost), before taxes (refer to Note 8)	(693)	(3 356)	(214)
Exceptional taxes (refer to Note 8)	830	77	(201)
Exceptional non-controlling interest (refer to Note 8)	526	13	39
Profit from discontinued operations	28	48	—

Profit attributable to equity holders of AB InBev	7 996	1 241	8 273

Summary of Calculation of EPS

The table below sets out the EPS calculation:

Million US dollar	2017	2016	2015

Profit attributable to equity holders of AB InBev	7 996	1 241	8 273
Weighted average number of ordinary and restricted shares	1 971	1 717	1 638
Basic EPS from continuing and discontinued operations	4.06	0.72	5.05

Profit from continuing operations attributable to equity holders of AB InBev	7 968	1 193	8 273
Weighted average number of ordinary and restricted shares	1 971	1 717	1 638
Basic EPS from continuing operations	4.04	0.69	5.05

Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	7 967	4 853	8 513
Weighted average number of ordinary and restricted shares	1 971	1 717	1 638
EPS from continuing operations before exceptional items	4.04	2.83	5.20

Profit attributable to equity holders of AB InBev	7 996	1 241	8 273
Weighted average number of ordinary and restricted shares (diluted)	2 010	1 755	1 668
Diluted EPS from continuing and discontinued operations	3.98	0.71	4.96

Profit from continuing operations attributable to equity holders of AB InBev	7 968	1 193	8 273
Weighted average number of ordinary and restricted shares (diluted)	2 010	1 755	1 668
Diluted EPS from continuing operations	3.96	0.68	4.96

Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	7 967	4 853	8 513
Weighted average number of ordinary and restricted shares (diluted)	2 010	1 755	1 668
Diluted EPS from continuing operations before exceptional items	3.96	2.77	5.10